United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6061

(Investment Company Act File Number)

Federated Hermes Index Trust
(formerly, Federated Index Trust)

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/20

Date of Reporting Period: Six months ended 04/30/20

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	Institutional | FMCRX	Service | FMDCX	R6 | FMCLX

Federated Mid-Cap Index Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Mid-Cap Index Fund)
Fund Established 1992

A Portfolio of Federated Index Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Index Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Mid-Cap Index Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020, the Fund’s sector composition1 for its equity securities investments was as follows:
Sector Composition	Percentage of Total Net Assets
Information Technology	16.3%
Industrials	15.6%
Financials	15.4%
Consumer Discretionary	13.1%
Health Care	12.4%
Real Estate	9.3%
Materials	5.9%
Utilities	4.5%
Consumer Staples	3.6%
Communication Services	2.0%
Energy	1.5%
Securities Lending Collateral[2]	4.6%
Cash Equivalents[3]	1.4%
Derivative Contracts[4]	0.0%
Other Assets and Liabilities—Net[5]	(5.6)%
TOTAL[6]	100.0%
1	Except for Securities Lending Collateral, Cash Equivalents, Derivative Contracts and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS), except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as, applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
6	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s MidCap 400 Index (S&P 400) and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 400 is effectively 100.0%.
Semi-Annual Shareholder Report
1

Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—99.6%
		Communication Services—2.0%
12,596	[2]	AMC Networks, Inc.	$300,415
1,411		Cable One, Inc.	2,699,045
30,222		Cinemark Holdings, Inc.	431,570
36,172	[3]	New York Times Co., Class A	1,176,313
53,602		Tegna, Inc.	574,613
27,059		Telephone and Data System, Inc.	530,898
18,803		TripAdvisor, Inc.	375,496
12,165		Wiley (John) & Sons, Inc., Class A	456,796
8,297	[3]	World Wrestling Entertainment, Inc.	368,968
24,011	[2,3]	Yelp, Inc.	536,646
		TOTAL	7,450,760
		Consumer Discretionary—13.1%
18,840		Aaron’s, Inc.	601,184
22,875	[2,3]	Adient PLC	342,668
15,226	[2,3]	Adtalem Global Education, Inc.	483,730
44,846		American Eagle Outfitters, Inc.	356,526
20,332	[2,3]	AutoNation, Inc.	757,164
38,119	[3]	Bed Bath & Beyond, Inc.	235,957
22,746		Boyd Gaming Corp.	379,631
11,893		Brinker International, Inc.	276,869
21,958		Brunswick Corp.	1,047,836
139,217	[2,3]	Caesars Entertainment Corp.	1,344,836
11,629		Carter’s, Inc.	909,388
12,222	[3]	Cheesecake Factory, Inc.	272,428
7,677	[3]	Choice Hotels International, Inc.	576,159
10,903		Churchill Downs, Inc.	1,092,699
5,046	[3]	Columbia Sportswear Co.	367,803
6,544	[3]	Cracker Barrel Old Country Store, Inc.	637,386
41,371	[3]	Dana, Inc.	475,767
6,998	[2]	Deckers Outdoor Corp.	1,041,022
5,751	[2]	Delphi Technologies PLC	57,453
18,018	[3]	Dick’s Sporting Goods, Inc.	529,549
3,206	[3]	Dillard’s, Inc., Class A	94,513
10,443		Domino’s Pizza, Inc.	3,779,635
20,806		Dunkin’ Brands Group Inc.	1,307,449
Semi-Annual Shareholder Report
2

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
6,593	[2,3]	Eldorado Resorts, Inc.	$141,354
31,431	[2,3]	Etsy, Inc.	2,038,929
12,225	[2,3]	Five Below, Inc.	1,102,206
29,176		Foot Locker, Inc.	747,781
72,610		Gentex Corp.	1,760,066
65,337		Goodyear Tire & Rubber Co.	468,466
622		Graham Holdings Co.	242,586
12,916	[2,3]	Grand Canyon Education, Inc.	1,111,034
19,161	[2,3]	GrubHub, Inc.	915,704
7,688	[2]	Helen of Troy Ltd.	1,262,985
7,070	[3]	Jack in the Box, Inc.	426,321
20,154		KB HOME	528,841
14,571		Lear Corp.	1,422,858
10,266		Marriott Vacations Worldwide Corp.	852,078
93,396	[2,3]	Mattel, Inc.	814,413
7,118	[2]	Murphy USA, Inc.	760,202
11,061	[2,3]	Ollie’s Bargain Outlet Holding, Inc.	751,153
5,099		Papa John’s International, Inc.	366,720
30,500	[2,3]	Penn National Gaming, Inc.	543,510
15,097		Polaris, Inc., Class A	1,070,830
10,176		Pool Corp.	2,153,852
5,710	[2,3]	RH	820,984
33,494	[2,3]	Sally Beauty Holdings, Inc.	325,227
31,144	[2]	Scientific Games Corp.	392,726
46,407		Service Corp. International	1,704,993
10,496	[3]	Six Flags Entertainment Corp.	210,025
35,617	[2]	Skechers USA, Inc., Class A	1,003,687
46,771	[2]	Taylor Morrison Home Corp.	680,518
11,024	[2]	Tempur Sealy International, Inc.	592,540
17,535		Texas Roadhouse, Inc.	825,723
45,354		The Wendy’s Co.	900,730
14,972		Thor Industries, Inc.	991,146
23,123	[3]	Toll Brothers, Inc.	555,414
36,765	[2]	TRI Pointe Group, Inc.	422,062
20,220	[2]	Urban Outfitters, Inc.	350,615
7,846	[2]	Visteon Corp.	473,114
19,800		Williams-Sonoma, Inc.	1,224,432
20,924	[2]	WW International, Inc.	533,771
Semi-Annual Shareholder Report
3

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
25,006		Wyndham Destinations, Inc.	$639,403
19,220		Wyndham Hotels & Resorts, Inc.	724,786
		TOTAL	49,821,437
		Consumer Staples—3.6%
32,920	[2]	BJ’s Wholesale Club Holdings, Inc.	866,125
9,280		Casey’s General Stores, Inc.	1,405,085
40,557	[2]	Darling Ingredients, Inc.	835,069
15,313	[2]	Edgewell Personal Care Co.	422,792
17,555	[3]	Energizer Holdings, Inc.	683,943
48,112		Flowers Foods, Inc.	1,071,935
14,356	[2,3]	Hain Celestial Group, Inc.	370,959
17,697		Ingredion, Inc.	1,436,996
3,904		Lancaster Colony Corp.	525,596
15,849		Nu Skin Enterprises, Inc., Class A	462,949
21,775	[2]	Pilgrim’s Pride Corp.	479,050
16,772	[2]	Post Holdings, Inc.	1,540,508
5,111		Sanderson Farms, Inc.	695,812
32,289	[2]	Sprouts Farmers Market, Inc.	670,965
2,293	[2]	The Boston Beer Co., Inc., Class A	1,069,707
3,572		Tootsie Roll Industries, Inc.	125,484
18,561	[2,3]	TreeHouse Foods, Inc.	960,161
		TOTAL	13,623,136
		Energy—1.5%
89,341	[3]	Antero Midstream Corp.	424,370
37,149	[2,3]	Apergy Corp.	342,142
24,385		Cimarex Energy Co.	619,867
45,652	[2,3]	CNX Resources Corp.	483,911
70,332	[3]	EQT Corp.	1,026,144
59,362		Equitrans Midstream Corp.	497,454
19,549	[3]	Murphy Oil Corp.	231,851
62,092		Patterson-UTI Energy, Inc.	229,119
47,075		PBF Energy, Inc.	536,655
170,744	[2,3]	Transocean Ltd.	218,552
15,626		World Fuel Services Corp.	390,650
98,174	[2]	WPX Energy Inc.	601,807
		TOTAL	5,602,522
		Financials—15.4%
13,357		Affiliated Managers Group	934,456
Semi-Annual Shareholder Report
4

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
3,656		Alleghany Corp.	$1,951,244
18,816		American Financial Group, Inc.	1,246,372
43,712		Associated Banc-Corp.	618,088
32,794		BancorpSouth Bank	717,861
13,397		Bank of Hawaii Corp.	913,407
39,986		Bank OZK	904,483
35,411	[2]	Brighthouse Financial, Inc.	910,417
59,558		Brown & Brown	2,138,728
20,774		Cathay Bancorp, Inc.	580,010
26,359		CIT Group Holdings, Inc.	500,294
41,799		CNO Financial Group, Inc.	587,694
26,176		Commerce Bancshares, Inc.	1,601,709
11,812		Cullen Frost Bankers, Inc.	848,810
38,675		East West Bancorp, Inc.	1,356,332
34,663	[3]	Eaton Vance Corp.	1,272,132
10,808		Evercore, Inc., Class A	557,693
9,672		FactSet Research Systems	2,659,800
25,950	[3]	Federated Hermes, Inc.	590,881
28,239		First American Financial Corp.	1,302,383
11,454		First Cash, Inc.	822,855
29,342		First Financial Bankshares, Inc.	817,175
84,461		First Horizon National Corp.	766,906
88,532		FNB Corp. (PA)	716,224
39,679		Fulton Financial Corp.	463,847
137,558	[2]	Genworth Financial, Inc., Class A	499,336
24,200		Hancock Whitney Corp.	506,022
9,839		Hanover Insurance Group, Inc.	987,639
27,070	[3]	Home Bancshares, Inc.	414,983
19,314	[3]	Interactive Brokers Group, Inc., Class A	791,874
13,705		International Bancshares Corp.	397,308
42,476	[3]	Janus Henderson Group PLC	760,320
64,119		Jefferies Financial Group, Inc.	879,713
16,658		Kemper Corp.	1,119,751
17,829		Legg Mason, Inc.	888,419
1,162	[2,3]	LendingTree, Inc.	289,768
7,824		Mercury General Corp.	320,471
65,836		Navient Corp.	501,670
124,070		New York Community Bancorp, Inc.	1,347,400
Semi-Annual Shareholder Report
5

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
75,961		Old Republic International Corp.	$1,211,578
40,282		PacWest Bancorp	815,308
17,711		Pinnacle Financial Partners, Inc.	712,868
12,633		Primerica, Inc.	1,312,695
23,711		Prosperity Bancshares, Inc.	1,421,000
16,664		Reinsurance Group of America	1,744,388
10,282		RenaissanceRe Holdings Ltd.	1,501,275
8,421		RLI Corp.	613,301
31,859		SEI Investments Co.	1,623,535
15,961	[3]	Selective Insurance Group, Inc.	800,125
13,559		Signature Bank	1,453,254
113,549	[3]	SLM Corp.	946,999
55,640		Sterling Bancorp	686,041
17,573		Stifel Financial Corp.	778,132
28,080		Synovus Financial Corp.	589,961
32,817		TCF Financial Corp.	974,337
19,956	[2]	Texas Capital Bancshares, Inc.	554,378
17,920		Trustmark Corp.	476,851
10,497		UMB Financial Corp.	533,667
71,447		Umpqua Holdings Corp.	894,874
27,579	[3]	United Bankshares, Inc.	826,267
79,251		Valley National Bancorp	662,538
18,939		Washington Federal, Inc.	506,429
25,282		Webster Financial Corp. Waterbury	714,216
15,736		Wintrust Financial Corp.	659,338
		TOTAL	58,497,830
		Health Care—12.4%
20,573	[2,3]	Acadia Healthcare Co., Inc.	493,958
47,084	[2,3]	Allscripts Healthcare Solutions, Inc.	306,046
8,164	[2]	Amedisys, Inc.	1,503,482
25,587	[2]	Arrowhead Pharmaceuticals, Inc.	880,960
5,716	[2]	Avanos Medical, Inc.	177,482
5,494	[2]	Bio-Rad Laboratories, Inc., Class A	2,417,909
9,667		Bio-Techne Corp.	2,175,075
10,938		Cantel Medical Corp.	404,706
39,885	[2]	Catalent, Inc.	2,758,048
14,026	[2]	Charles River Laboratories International, Inc.	2,029,141
4,557		Chemed Corp.	1,898,309
Semi-Annual Shareholder Report
6

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
24,914		Encompass Health Corp.	$1,650,552
80,472	[2]	Exelixis, Inc.	1,987,256
20,646	[2]	Globus Medical, Inc.	979,859
14,718	[2]	Haemonetics Corp.	1,674,614
18,936	[2,3]	HealthEquity Inc.	1,065,529
16,893		Hill-Rom Holdings, Inc.	1,900,294
4,118	[2]	ICU Medical, Inc.	903,119
19,167	[2]	Integra Lifesciences Corp.	978,475
7,656	[2,3]	LHC Group, Inc.	995,203
2,177	[2,3]	Ligand Pharmaceuticals, Inc., Class B	214,587
8,573	[2]	Livanova PLC	455,398
12,478	[2]	Masimo Corp.	2,669,169
34,419	[2]	MEDNAX Inc.	499,764
16,406	[2]	Molina Healthcare, Inc.	2,690,092
36,274	[2,3]	Nektar Therapeutics	696,461
13,291	[2]	NuVasive, Inc.	809,156
13,300	[3]	Patterson Cos., Inc.	243,124
8,086	[2]	Penumbra, Inc.	1,433,810
16,683	[2]	PRA Health Sciences, Inc.	1,609,910
17,767	[2,3]	Prestige Consumer Healthcare, Inc.	722,939
11,780	[2]	Repligen Corp.	1,368,247
15,308	[2]	Syneos Health, Inc.	854,033
28,905	[2]	Tenet Healthcare Corp.	583,303
11,691	[2]	United Therapeutics Corp.	1,280,866
20,073		West Pharmaceutical Services, Inc.	3,799,016
		TOTAL	47,109,892
		Industrials—15.6%
10,608		Acuity Brands, Inc.	918,547
46,581	[2]	AECOM	1,689,027
16,680		AGCO Corp.	881,371
18,362	[2,3]	ASGN, Inc.	852,915
16,418	[2]	Avis Budget Group, Inc.	270,569
12,235	[3]	Brinks Co. (The)	625,453
16,054		Carlisle Cos., Inc.	1,941,892
12,596	[2]	Clean Harbors, Inc.	673,004
14,075	[2,3]	Colfax Corp.	362,994
19,540		CoreLogic, Inc.	750,727
16,737		Crane Co.	911,330
Semi-Annual Shareholder Report
7

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
12,865		Curtiss Wright Corp.	$1,333,457
17,086		Deluxe Corp.	481,313
32,345		Donaldson Co., Inc.	1,417,681
1,652	[2]	Dycom Industries, Inc.	53,855
13,925		Emcor Group, Inc.	884,655
11,582		EnerSys, Inc.	676,273
19,435		Fluor Corp.	227,390
9,459	[2]	FTI Consulting, Inc.	1,204,698
6,467		GATX Corp.	383,493
17,968	[2]	Generac Holdings, Inc.	1,750,802
42,419		Graco, Inc.	1,894,433
12,420	[3]	Healthcare Services Group, Inc.	316,586
12,325		HNI Corp.	299,990
13,740		Hubbell, Inc.	1,709,668
5,319		Insperity, Inc.	253,769
21,963		ITT Corp.	1,157,889
77,897	[2]	Jet Blue Airways Corp.	758,717
36,282		KAR Auction Services, Inc.	543,504
13,867		Kennametal, Inc.	355,134
16,223	[2,3]	Kirby Corp.	866,633
32,711		Knight-Swift Transportation Holdings, Inc.	1,216,195
9,866		Landstar System, Inc.	1,019,256
8,880	[3]	Lennox International, Inc.	1,657,718
15,322		Lincoln Electric Holdings	1,233,574
15,793		Manpower, Inc.	1,172,472
15,150	[2]	Mastec, Inc.	543,885
13,864	[2]	Mercury Systems, Inc.	1,236,114
16,705		Miller Herman, Inc.	376,531
8,885		MSA Safety, Inc.	999,829
12,250		MSC Industrial Direct Co.	730,590
12,962		Nordson Corp.	2,085,715
33,539	[2]	Now, Inc.	206,936
42,255		nVent Electric PLC	788,056
18,150		OshKosh Truck Corp.	1,225,669
32,472		Owens Corning, Inc.	1,407,986
10,039		Regal Beloit Corp.	712,869
327	[2]	Resideo Technologies, Inc.	1,678
7,932	[3]	Ryder System, Inc.	280,793
Semi-Annual Shareholder Report
8

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
22,796	[2,3]	Stericycle, Inc.	$1,112,445
14,891	[2,3]	Taser International, Inc.	1,082,725
10,008	[2]	Teledyne Technologies, Inc.	3,259,305
4,719		Terex Corp.	71,682
13,679		Tetra Tech, Inc.	1,029,755
18,553		Timken Co.	697,222
27,023		Toro Co.	1,724,338
14,692	[2]	Trex Co., Inc.	1,398,972
15,792	[3]	Trinity Industries, Inc.	304,628
5,887		Valmont Industries, Inc.	690,192
8,218	[3]	Watsco, Inc.	1,323,016
10,528		Werner Enterprises, Inc.	422,383
17,251		Woodward, Inc.	1,044,721
26,619	[2,3]	XPO Logistics, Inc.	1,776,552
		TOTAL	59,281,571
		Information Technology—16.3%
31,239	[2]	ACI Worldwide, Inc.	855,949
20,716	[2]	Arrow Electronics, Inc.	1,303,451
32,165		Avnet, Inc.	965,593
10,880		Belden, Inc.	371,987
13,302		Blackbaud, Inc.	735,069
7,220		Cabot Microelectronics Corp.	884,739
6,315	[2]	CACI International, Inc., Class A	1,579,634
32,293		CDK Global, Inc.	1,268,469
22,936	[2,3]	Ceridian HCM Holding, Inc.	1,352,536
40,453	[2]	Ciena Corp.	1,870,951
17,484	[2]	Cirrus Logic, Inc.	1,321,790
44,863		Cognex Corp.	2,478,232
6,534	[2]	Coherent, Inc.	835,503
11,704	[2]	Commvault Systems, Inc.	499,644
23,716	[2,3]	Cree, Inc.	1,022,871
20,571	[2]	Enphase Energy, Inc.	963,340
7,370	[2]	Fair Isaac & Co., Inc.	2,601,168
15,017	[2]	First Solar, Inc.	660,898
16,896	[2,3]	II-VI, Inc.	581,560
4,819	[3]	InterDigital, Inc.	278,394
11,496	[3]	j2 Global, Inc.	927,038
42,936		Jabil, Inc.	1,221,100
Semi-Annual Shareholder Report
9

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
34,913		KBR, Inc.	$707,337
6,438		Littelfuse, Inc.	935,055
12,199	[2]	LiveRamp Holdings, Inc.	461,854
12,231		LogMeIn, Inc.	1,045,261
19,521	[2]	Lumentum Holdings, Inc.	1,579,444
15,867	[2]	Manhattan Associates, Inc.	1,125,605
13,870		Maximus, Inc.	933,728
13,716		MKS Instruments, Inc.	1,374,755
10,249		Monolithic Power Systems	2,048,878
25,110		National Instruments Corp.	964,726
34,923	[2]	NCR Corp.	716,620
23,952	[2]	NetScout Systems, Inc.	634,249
9,271	[2]	Paylocity Corp.	1,061,808
44,605		Perspecta, Inc.	962,130
29,739	[2]	PTC, Inc.	2,059,426
77,393		Sabre Corp.	562,647
15,190		Science Applications International Corp.	1,240,415
17,920	[2,3]	Semtech Corp.	810,701
10,833	[2]	Silicon Laboratories, Inc.	1,053,184
14,377	[2,3]	Solaredge Technologies, Inc.	1,604,329
8,751	[2,3]	Synaptics, Inc.	572,228
10,229		Synnex Corp.	895,651
8,900	[2]	Tech Data Corp.	1,251,696
21,300	[2,3]	Teradata Corp.	523,767
42,717		Teradyne, Inc.	2,671,521
63,293	[2]	Trimble, Inc.	2,191,837
10,647	[2]	Tyler Technologies, Inc.	3,414,386
10,913		Universal Display Corp.	1,638,260
10,555	[2,3]	ViaSat, Inc.	447,532
36,422		Vishay Intertechnology, Inc.	604,241
10,866	[2]	WEX, Inc.	1,437,789
		TOTAL	62,110,976
		Materials—5.9%
14,459	[2]	Allegheny Technologies, Inc.	108,587
16,167		Aptargroup, Inc.	1,731,162
14,834		Ashland Global Holdings, Inc.	915,109
21,091		Cabot Corp.	714,774
13,931		Carpenter Technology Corp.	308,850
Semi-Annual Shareholder Report
10

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
26,052	[3]	Chemours Co./The	$305,590
41,542		Commercial Metals Corp.	662,180
8,106		Compass Minerals International, Inc.	398,491
6,959		Domtar, Corp.	162,562
13,823		Eagle Materials, Inc.	843,341
7,846		Greif, Inc., Class A	265,901
11,798	[2]	Ingevity Corp.	612,552
28,660		Louisiana-Pacific Corp.	573,200
9,933		Minerals Technologies, Inc.	437,449
1,856		Newmarket Corp.	763,633
16,789		O-I Glass, Inc.	138,341
29,222		Olin Corp.	390,114
25,157		Polyone Corp.	585,907
19,094		Reliance Steel & Aluminum Co.	1,710,441
16,899		Royal Gold, Inc.	2,070,635
32,940		RPM International, Inc.	2,187,545
9,891		Scotts Miracle-Gro Co.	1,226,781
11,673		Sensient Technologies Corp.	557,853
26,092		Silgan Holdings, Inc.	900,174
26,600		Sonoco Products Co.	1,299,144
57,159		Steel Dynamics, Inc.	1,387,249
17,913	[3]	United States Steel Corp.	137,572
46,928		Valvoline, Inc.	806,692
10,921		Worthington Industries, Inc.	288,751
		TOTAL	22,490,580
		Real Estate—9.3%
34,241		American Campus Communities, Inc.	1,208,365
79,444		Brixmor Property Group, Inc.	909,634
27,227		Camden Property Trust	2,397,882
15,489	[3]	CoreCivic, Inc.	203,216
9,415		Coresite Realty Corp.	1,141,004
27,808		Corporate Office Properties Trust	734,687
39,157		Cousins Properties, Inc.	1,181,367
31,817		Cyrusone, Inc.	2,231,963
71,185		Diversified Healthcare Trust	221,385
41,443		Douglas Emmett, Inc.	1,263,597
9,611		EastGroup Properties, Inc.	1,018,766
21,723		EPR PPTYS	639,091
Semi-Annual Shareholder Report
11

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
38,200		First Industrial Realty Trust	$1,442,814
34,225		Geo Group, Inc.	433,973
33,369		Healthcare Realty Trust, Inc.	980,715
31,944		Highwoods Properties, Inc.	1,239,747
29,330		JBG Smith Properties	995,753
13,672		Jones Lang LaSalle, Inc.	1,443,490
24,626		Kilroy Realty Corp.	1,533,215
21,466		Lamar Advertising Co.	1,237,515
11,656		Life Storage, Inc.	1,020,949
7,716	[3]	Macerich Co. (The)	57,638
25,446		Mack-Cali Realty Corp.	411,971
122,830		Medical PPTYS Trust, Inc.	2,105,306
43,322		National Retail Properties, Inc.	1,414,030
50,327		Omega Healthcare Investors, Inc.	1,467,032
41,403	[3]	Park Hotels & Resorts, Inc.	393,743
36,872		Pebblebrook Hotel Trust	436,564
18,273		PotlatchDeltic Corp.	641,565
6,482		PS Business Parks, Inc.	836,761
26,169		Rayonier, Inc.	628,841
56,075		Sabra Health Care REIT, Inc.	718,881
65,915		Service Properties Trust	456,791
24,561	[3]	Spirit Realty Capital, Inc.	755,496
12,277	[3]	Taubman Centers, Inc.	529,139
33,411		Urban Edge Properties	384,226
33,404		Weingarten Realty Investors	607,619
		TOTAL	35,324,731
		Utilities—4.5%
10,636		Allete, Inc.	612,208
15,335		Black Hills Corp.	949,850
54,929		Essential Utilities, Inc.	2,295,483
27,365		Hawaiian Electric Industries, Inc.	1,080,097
12,639		Idacorp, Inc.	1,160,007
59,618		MDU Resources Group, Inc.	1,339,020
18,021		National Fuel Gas Co.	738,861
25,779		New Jersey Resources Corp.	870,815
12,447		Northwestern Corp.	718,067
52,874		OGE Energy Corp.	1,666,588
13,198		ONE Gas, Inc.	1,052,013
Semi-Annual Shareholder Report
12

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
19,666		PNM Resources, Inc.	$796,276
14,651	[3]	Southwest Gas Holdings, Inc.	1,110,546
12,712		Spire, Inc.	927,468
60,375		UGI Corp.	1,822,117
		TOTAL	17,139,416
		TOTAL COMMON STOCKS (IDENTIFIED COST $280,373,884)	378,452,851
		INVESTMENT COMPANIES—6.0%
17,425,102		Federated Government Obligations Fund, Premier Shares, 0.22%[4]	17,425,102
5,594,828		Federated Institutional Prime Value Obligations Fund, Class IS, 0.66%[4]	5,597,066
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $23,015,713)	23,022,168
		TOTAL INVESTMENT IN SECURITIES—105.6% (IDENTIFIED COST $303,389,597)[5]	401,475,019
		OTHER ASSETS AND LIABILITIES - NET—(5.6)%[6]	(21,440,678)
		TOTAL NET ASSETS—100%	$380,034,341
At April 30, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P MidCap 400 E-Mini, Long Futures	11	$1,805,430	June 2020	$102,719
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Semi-Annual Shareholder Report
13

Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
	Federated Hermes, Inc.	Federated Government Obligations Fund, Premier Shares*	Federated Institutional Prime Value Obligations Fund, Institutional Shares*	Total of Affiliated Transactions
Balance of Shares Held 10/31/2019	29,677	16,277,418	17,105,962	33,413,057
Purchases/Additions	—	55,301,943	102,389,669	157,691,612
Sales/Reductions	(3,727)	(54,154,259)	(113,900,803)	(168,058,789)
Balance of Shares Held 4/30/2020	25,950	17,425,102	5,594,828	23,045,880
Value	$590,881	$17,425,102	$5,597,066	$23,613,049
Change in Unrealized Appreciation/ Depreciation	$(281,604)	N/A	$3,983	$(277,621)
Net Realized Gain/(Loss)	$54,613	N/A	$(7,837)	$46,776
Dividend Income	$15,539	$66,315	$112,050	$193,904
*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.
1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P MidCap 400 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $1,805,430 at April 30, 2020, which represents 0.5% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.1%.
2	Non-income-producing security.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
4	7-day net yield.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Semi-Annual Shareholder Report
14

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.69	$23.69	$27.75	$25.13	$27.25	$29.32
Income From Investment Operations:
Net investment income	0.14	0.26	0.32	0.26[1]	0.34[1]	0.32
Net realized and unrealized gain (loss)	(2.94)	1.37	(0.01)	5.22	1.03	0.57
TOTAL FROM INVESTMENT OPERATIONS	(2.80)	1.63	0.31	5.48	1.37	0.89
Less Distributions:
Distributions from net investment income	(0.16)	(0.27)	(0.31)	(0.28)	(0.32)	(0.33)
Distributions from net realized gain	(1.88)	(4.36)	(4.06)	(2.58)	(3.17)	(2.63)
TOTAL DISTRIBUTIONS	(2.04)	(4.63)	(4.37)	(2.86)	(3.49)	(2.96)
Net Asset Value, End of Period	$15.85	$20.69	$23.69	$27.75	$25.13	$27.25
Total Return[2]	(15.12)%	8.63%	0.83%	23.19%	5.85%	3.17%
Ratios to Average Net Assets:
Net expenses	0.31%[3]	0.31%	0.31%	0.31%	0.30%	0.30%
Net investment income	1.57%[3]	1.31%	1.28%	1.01%	1.40%	1.15%
Expense waiver/reimbursement[4]	0.15%[3]	0.12%	0.10%	0.12%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$98,350	$161,149	$154,139	$166,962	$161,135	$153,751
Portfolio turnover	16%	31%	29%	35%	33%	36%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$20.70	$23.71	$27.77	$25.15	$27.26	$29.33
Income From Investment Operations:
Net investment income	0.12	0.21	0.26	0.20	0.28[1]	0.25
Net realized and unrealized gain (loss)	(2.93)	1.36	(0.02)	5.21	1.04	0.57
TOTAL FROM INVESTMENT OPERATIONS	(2.81)	1.57	0.24	5.41	1.32	0.82
Less Distributions:
Distributions from net investment income	(0.14)	(0.22)	(0.24)	(0.21)	(0.26)	(0.26)
Distributions from net realized gain	(1.88)	(4.36)	(4.06)	(2.58)	(3.17)	(2.63)
TOTAL DISTRIBUTIONS	(2.02)	(4.58)	(4.30)	(2.79)	(3.43)	(2.89)
Net Asset Value, End of Period	$15.87	$20.70	$23.71	$27.77	$25.15	$27.26
Total Return[2]	(15.19)%	8.32%	0.56%	22.86%	5.64%	2.91%
Ratios to Average Net Assets:
Net expenses	0.56%[3]	0.56%	0.56%	0.56%	0.55%	0.55%
Net investment income	1.31%[3]	1.08%	1.03%	0.76%	1.16%	0.91%
Expense waiver/reimbursement[4]	0.13%[3]	0.11%	0.10%	0.09%	0.10%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$245,582	$336,868	$434,678	$639,787	$660,471	$763,853
Portfolio turnover	16%	31%	29%	35%	33%	36%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
17

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,			Period Ended 10/31/2016[1]
		2019	2018	2017
Net Asset Value, Beginning of Period	$20.71	$23.72	$27.78	$25.15	$25.29
Income From Investment Operations:
Net investment income	0.14	0.26	0.32	0.26[2]	0.01[2]
Net realized and unrealized gain (loss)	(2.93)	1.36	(0.01)	5.23	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	(2.79)	1.62	0.31	5.49	(0.14)
Less Distributions:
Distributions from net investment income	(0.16)	(0.27)	(0.31)	(0.28)	—
Distributions from net realized gain	(1.88)	(4.36)	(4.06)	(2.58)	—
TOTAL DISTRIBUTIONS	(2.04)	(4.63)	(4.37)	(2.86)	—
Net Asset Value, End of Period	$15.88	$20.71	$23.72	$27.78	$25.15
Total Return[3]	(15.05)%	8.59%	0.83%	23.23%	(0.55)%
Ratios to Average Net Assets:
Net expenses	0.30%[4]	0.30%	0.30%	0.30%	0.26%[4]
Net investment income	1.57%[4]	1.34%	1.26%	0.96%	0.52%[4]
Expense waiver/reimbursement[5]	0.10%[4]	0.08%	0.07%	0.06%	—%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,102	$53,991	$46,064	$29,384	$0[6]
Portfolio turnover	16%	31%	29%	35%	33%[7]
1	Reflects operations for the period from October 18, 2016 (date of initial investment) to October 31, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Represents less than $1,000.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
18

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $16,197,787 of securities loaned and $23,613,049 of investment in an affiliated holdings* (identified cost $303,389,597)		$401,475,019
Due from Broker		629,000
Receivable for investments sold		619,865
Receivable for shares sold		382,935
Income receivable		177,281
Income receivable from affiliated holding		19,837
TOTAL ASSETS		403,303,937
Liabilities:
Payable for collateral due to broker for securities lending	$17,425,102
Payable for shares redeemed	3,192,723
Payable for investments purchased	2,159,276
Payable for variation margin on futures contracts	199,134
Payable for other service fees (Notes 2 and 5)	50,160
Payable for management fee (Note 5)	4,304
Accrued expenses (Note 5)	238,897
TOTAL LIABILITIES		23,269,596
Net assets for 23,949,760 shares outstanding		$380,034,341
Net Assets Consists of:
Paid-in capital		$259,462,709
Total Distributable earnings		120,571,632
TOTAL NET ASSETS		$380,034,341
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Institutional Shares:
Net asset value per share ($98,349,667 ÷ 6,203,149 shares outstanding) no par value, unlimited shares authorized		$15.85
Service Shares:
Net asset value per share ($245,582,291 ÷ 15,472,909 shares outstanding)no par value, unlimited shares authorized		$15.87
Class R6 Shares:
Net asset value per share ($36,102,383 ÷ 2,273,702 shares outstanding) no par value, unlimited shares authorized		$15.88
* See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
19

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $113,973 received from affiliated holdings* and net of foreign taxes withheld of $467)			$4,442,069
Net Income on securities loaned (includes $79,931 earned from affiliated holdings related to cash collateral balances*)			24,471
TOTAL INCOME			4,466,540
Expenses:
Management fee (Note 5)		$712,813
Custodian fees		20,351
Transfer agent fees (Note 2)		153,225
Directors’/Trustees’ fees (Note 5)		3,232
Auditing fees		13,525
Legal fees		4,587
Other service fees (Notes 2 and 5)		363,584
Portfolio accounting fees		68,886
Share registration costs		29,188
Printing and postage		17,115
Miscellaneous (Notes 2 and 5)		46,174
TOTAL EXPENSES		1,432,680
Waiver and Reimbursements:
Waiver/reimbursement of management fee (Note 5)	$(237,863)
Reimbursement of other operating expenses (Note 2)	(75,875)
TOTAL WAIVER AND REIMBURSEMENTS		(313,738)
Net expenses			1,118,942
Net investment income			3,347,598
Semi-Annual Shareholder Report
20

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments (including net realized gain of $46,776 on sales of investments in affiliated holdings*) and foreign currency translations	$29,655,601
Net realized (loss) on futures contracts	(2,932,947)
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of ($277,621) on investments in affiliated holdings*)	(101,142,600)
Net change in unrealized appreciation of futures contracts	51,702
Net realized and unrealized gain (loss) on investments and futures contracts	(74,368,244)
Change in net assets resulting from operations	$(71,020,646)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
21

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,347,598	$6,702,429
Net realized gain	26,722,654	48,063,788
Net change in unrealized appreciation/depreciation	(101,090,898)	(10,435,402)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(71,020,646)	44,330,815
Distributions to Shareholders:
Institutional Shares	(14,599,853)	(29,979,084)
Service Shares	(32,291,053)	(82,183,206)
Class R6 Shares	(4,904,272)	(8,858,500)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(51,795,178)	(121,020,790)
Share Transactions:
Proceeds from sale of shares	40,072,785	141,403,976
Net asset value of shares issued to shareholders in payment of distributions declared	50,295,592	117,944,341
Cost of shares redeemed	(139,525,873)	(265,532,051)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(49,157,496)	(6,183,734)
Change in net assets	(171,973,320)	(82,873,709)
Net Assets:
Beginning of period	552,007,661	634,881,370
End of period	$380,034,341	$552,007,661
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
22

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the U.S. equity market. This group of stocks is known as the S&P MidCap 400 Index.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Index Trust and Federated Hermes Mid-Cap Index Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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23

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
24

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $313,738 is disclosed in various locations in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	52,230	(33,303)
Service Shares	$96,542	$(42,572)
Class R6 Shares	4,453	—
TOTAL	$153,225	$(75,875)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Service Shares	$363,584
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
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When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to maintain exposure to the S&P MidCap 400 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearing house, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long futures contracts held by the Fund throughout the period was $13,030,710. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counter parties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments
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and Statement of Assets and Liabilities are not net settlement amount but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2020, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Collateral Received
$16,197,787	$17,425,102
Additional Disclosure Related to Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for daily variation margin on futures contracts	$(102,719)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$(2,932,947)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	$51,702
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could materially differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	774,519	$13,674,624	3,310,212	$65,960,528
Shares issued to shareholders in payment of distributions declared	741,970	14,163,268	1,514,965	29,178,550
Shares redeemed	(3,103,124)	(56,922,929)	(3,541,891)	(70,125,078)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,586,635)	$(29,085,037)	1,283,286	$25,014,000

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	1,356,900	$23,140,852	2,687,419	$56,294,256
Shares issued to shareholders in payment of distributions declared	1,637,625	31,344,732	4,150,255	79,945,272
Shares redeemed	(3,794,122)	(68,313,041)	(8,897,527)	(180,119,132)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(799,597)	$(13,827,457)	(2,059,853)	$(43,879,604)

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	188,703	$3,257,309	977,895	$19,149,192
Shares issued to shareholders in payment of distributions declared	250,640	4,787,592	457,225	8,820,519
Shares redeemed	(772,019)	(14,289,903)	(770,934)	(15,287,841)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(332,676)	$(6,245,002)	664,186	$12,681,870
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,718,908)	$(49,157,496)	(112,381)	$(6,183,734)
4. FEDERAL TAX INFORMATION
At April 20, 2020, the cost of investments for federal tax purposes was $303,389,597. The net unrealized appreciation of investments for federal tax purposes was $98,188,141. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $137,128,191 and net unrealized depreciation from investments for those securities having an excess of cost over value of $38,940,050. The amounts presented are inclusive of derivative contracts.
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5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the Manager waived $233,568 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Manager reimbursed $4,295.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $5,837 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.31%, 0.56% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $101,146,781 and $107,941,943, respectively.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
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6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$72,056,796
Sales	$162,149,984
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of Funds’ investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$848.80	$1.42
Service Shares	$1,000	$848.10	$2.57
Class R6 Shares	$1,000	$849.50	$1.38
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,023.32	$1.56
Service Shares	$1,000	$1,022.08	$2.82
Class R6 Shares	$1,000	$1,023.37	$1.51
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.31%
Service Shares	0.56%
Class R6 Shares	0.30%
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Evaluation and Approval of Advisory Contract–May 2019
Federated mid-cap index fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
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advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
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structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
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The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered relevant by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the
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Adviser and its affiliates. The Board also noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund’s performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board
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their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints,
Semi-Annual Shareholder Report
39

or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report
40

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report
41

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
42

Federated Mid-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E882
CUSIP 31420E205
CUSIP 31420E874
3042108 (6/20)
© 2020 Federated Hermes, Inc.

Semi-Annual Shareholder Report
April 30, 2020
Share Class | Ticker	C | MXCCX	R | FMXKX	Institutional | FISPX	Service | FMXSX

Federated Max-Cap Index Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Max-Cap Index Fund)
Fund Established 1990

A Portfolio of Federated Index Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Index Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

J. Christopher
Donahue
President
Federated Max-Cap Index Fund
Letter from the President
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from November 1, 2019 through April 30, 2020.
As we all confront the unprecedented effects of the coronavirus and the challenges it presents to our families, communities, businesses and the financial markets, I want you to know that everyone at Federated Hermes is dedicated to helping you successfully navigate the uncertainty ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Portfolio of Investments Summary Table (unaudited)
At April 30, 2020 the Fund’s sector composition1 for its equity securities investments was as follows:
Sector	Percentage of Total Net Assets
Information Technology	24.8%
Health Care	14.7%
Communication Services	10.5%
Financials	10.1%
Consumer Discretionary	10.1%
Industrials	7.7%
Consumer Staples	7.1%
Utilities	3.2%
Energy	2.9%
Real Estate	2.9%
Materials	2.4%
Derivative Contracts[2]	0.4%
Cash Equivalents[3]	3.4%
Other Assets and Liabilities—Net[4]	(0.2)%
TOTAL[5]	100.0%
1	Except for Derivative Contracts, Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Manager assigns a classification to securities not classified by the GICS and to securities for which the Manager does not have access to the classification made by the GICS.
2	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts, as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) may indicate. In many cases, the notional value or notional principal amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation) and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements other than those representing securities lending collateral.
4	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
5	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the Standard & Poor’s 500 Composite Stock Price (S&P 500) Index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.0%.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2020 (unaudited)
Shares			Value
	[1]	COMMON STOCKS—96.4%
		Communication Services—10.5%
7,767		Activision Blizzard, Inc.	$494,991
3,092	[2]	Alphabet, Inc., Class A	4,163,996
3,099	[2]	Alphabet, Inc., Class C	4,179,497
75,219		AT&T, Inc.	2,291,923
9,951		CenturyLink, Inc.	105,680
1,871	[2]	Charter Communications, Inc.	926,575
46,655		Comcast Corp., Class A	1,755,628
1,111	[2]	Discovery, Inc., Class A	24,909
2,958	[2]	Discovery, Inc., Class C	60,373
1,636	[2]	DISH Network Corp., Class A	40,924
2,952	[2]	Electronic Arts, Inc.	337,295
25,527	[2]	Facebook, Inc.	5,225,632
1,313		Fox Corp	33,967
11,107		Interpublic Group of Cos., Inc.	188,597
1,288	[2]	Live Nation Entertainment, Inc.	57,793
4,237	[2]	NetFlix, Inc.	1,778,904
3,015		News Corp., Inc., Class A	29,879
46		News Corp., Inc., Class B	470
4,287		Omnicom Group, Inc.	244,488
3,687	[2]	T-Mobile USA, Inc.	323,719
1,113	[2]	Take-Two Interactive Software, Inc.	134,729
7,936	[2]	Twitter, Inc.	227,604
42,873		Verizon Communications, Inc.	2,463,054
18,732		Walt Disney Co.	2,025,866
		TOTAL	27,116,493
		Consumer Discretionary—10.1%
627		Advance Auto Parts, Inc.	75,811
4,310	[2]	Amazon.com, Inc.	10,662,940
2,623		Aptiv PLC	182,430
239	[2]	AutoZone, Inc.	243,856
4,125		Best Buy Co., Inc.	316,511
1,711		Block (H&R), Inc.	28,488
432	[2]	Booking Holdings, Inc.	639,606
1,753		BorgWarner, Inc.	50,083
1,328	[2]	CarMax, Inc.	97,807
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
422	[2]	Chipotle Mexican Grill, Inc.	$370,748
3,658		D.R. Horton, Inc.	172,731
1,276		Darden Restaurants, Inc.	94,156
2,486		Dollar General Corp.	435,796
2,495	[2]	Dollar Tree, Inc.	198,777
7,841		eBay, Inc.	312,307
3,207		Expedia Group, Inc.	227,633
37,175		Ford Motor Co.	189,221
4		Garmin Ltd.	325
12,004		General Motors Co.	267,569
1,324		Genuine Parts Co.	104,967
2,400		Hanesbrands, Inc.	23,856
1,403		Harley-Davidson, Inc.	30,627
1,317		Hasbro, Inc.	95,101
2,628		Hilton Worldwide Holdings, Inc.	198,966
11,350		Home Depot, Inc.	2,495,070
664		Kohl’s Corp.	12,257
10,625		L Brands, Inc.	126,331
1,155		Las Vegas Sands Corp.	55,463
5,318		Leggett and Platt, Inc.	186,821
2,892		Lennar Corp., Class A	144,802
2,350	[2]	LKQ Corp.	61,453
6,566		Lowe’s Cos., Inc.	687,788
2,950		Marriott International, Inc., Class A	268,273
7,914		McDonald’s Corp.	1,484,350
3,670		MGM Resorts International	61,766
1,971	[2]	Mohawk Industries, Inc.	172,896
12,354		Newell Brands, Inc.	171,474
12,781		Nike, Inc., Class B	1,114,248
1,824	[2]	Norwegian Cruise Line Holdings Ltd.	29,914
37	[2]	NVR, Inc.	114,700
403	[2]	O’Reilly Automotive, Inc.	155,695
1,963		Pulte Group, Inc.	55,494
176		PVH Corp.	8,664
251		Ralph Lauren Corp.	18,519
3,581		Ross Stores, Inc.	327,160
4,819		Royal Caribbean Cruises, Ltd.	225,385
12,205		Starbucks Corp.	936,490
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Discretionary—continued
6,281		Target Corp.	$689,277
1,019		Tiffany & Co.	128,903
12,260		TJX Cos., Inc.	601,353
1,304		Tractor Supply Co.	132,265
624	[2]	Ulta Beauty, Inc.	135,982
1,036	[2]	Under Armour, Inc., Class A	10,795
1,092	[2]	Under Armour, Inc., Class C	10,123
3,266		V.F. Corp.	189,755
1,033		Wynn Resorts Ltd.	88,352
3,176		Yum! Brands, Inc.	274,502
		TOTAL	26,196,632
		Consumer Staples—7.1%
19,382		Altria Group, Inc.	760,743
2,510		Archer-Daniels-Midland Co.	93,221
4,025		Brown-Forman Corp., Class B	250,355
1,605		Campbell Soup Co.	80,218
2,723		Church and Dwight, Inc.	190,583
1,422		Clorox Co.	265,118
9,202		Colgate-Palmolive Co.	646,625
4,825		Conagra Brands, Inc.	161,348
1,901		Constellation Brands, Inc., Class A	313,076
4,493		Costco Wholesale Corp.	1,361,379
3,680		Coty, Inc. - CL A	20,056
2,419		Estee Lauder Cos., Inc., Class A	426,712
6,635		General Mills, Inc.	397,370
2,393		Hershey Foods Corp.	316,905
3,342		Hormel Foods Corp.	156,573
2,800		Kellogg Co.	183,400
2,651		Kimberly-Clark Corp.	367,110
1,877		Kraft Heinz Co./The	56,929
7,595		Kroger Co.	240,078
3,415		Lamb Weston Holdings, Inc.	209,544
2,117		McCormick & Co., Inc.	332,030
2,369		Molson Coors Beverage Company, Class B	97,153
15,333		Mondelez International, Inc.	788,730
1,995	[2]	Monster Beverage Corp.	123,311
13,494		PepsiCo, Inc.	1,785,121
15,753		Philip Morris International, Inc.	1,175,174
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Consumer Staples—continued
25,981		Procter & Gamble Co.	$3,062,380
1,198		Smucker (J.M.) Co.	137,662
5,707		Sysco Corp.	321,133
40,393		The Coca-Cola Co.	1,853,635
2,879		Tyson Foods, Inc., Class A	179,045
7,705		Walgreens Boots Alliance, Inc.	333,549
14,481		WalMart Inc.	1,760,166
		TOTAL	18,446,432
		Energy—2.9%
3,960		Apache Corp.	51,797
6,870		Baker Hughes a GE Co. LLC	95,836
4,100		Cabot Oil & Gas Corp., Class A	88,642
19,862		Chevron Corp.	1,827,304
2,343		Concho Resources, Inc.	132,895
11,996		ConocoPhillips	505,032
4,104		Devon Energy Corp.	51,177
5,041		Diamondback Energy, Inc.	219,485
8,649		EOG Resources, Inc.	410,914
40,778		Exxon Mobil Corp.	1,894,954
10,917		Halliburton Co.	114,628
1,297		Helmerich & Payne, Inc.	25,642
1,232		HollyFrontier Corp.	40,705
28,277		Kinder Morgan, Inc.	430,659
6,341		Marathon Petroleum Corp.	203,419
13,400		National Oilwell Varco, Inc.	169,376
4,891		Noble Energy, Inc.	47,981
1,662		Occidental Petroleum Corp.	27,589
4,581		Phillips 66	335,192
1,697		Pioneer Natural Resources, Inc.	151,559
15,742		Schlumberger Ltd.	264,780
2,425		TechnipFMC PLC	21,607
4,069		Valero Energy Corp.	257,771
13,171		Williams Cos., Inc.	255,122
		TOTAL	7,624,066
		Financials—10.1%
7,332		Aflac, Inc.	273,044
4,695		Allstate Corp.	477,575
6,825		American Express Co.	622,781
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
8,576		American International Group, Inc.	$218,088
2,358		Ameriprise Financial, Inc.	271,029
2,546		Aon PLC	439,618
470		Assurant, Inc.	49,933
83,234		Bank of America Corp.	2,001,778
8,276		Bank of New York Mellon Corp.	310,681
1,414		Berkley, W. R. Corp.	76,356
19,631	[2]	Berkshire Hathaway, Inc., Class B	3,678,064
1,195		BlackRock, Inc.	599,938
6,873		Capital One Financial Corp.	445,096
993		Cboe Global Markets, Inc.	98,684
11,849		Charles Schwab Corp.	446,944
4,889		Chubb Ltd.	528,061
1,435		Cincinnati Financial Corp.	94,423
22,138		Citigroup, Inc.	1,075,021
10,385		Citizens Financial Group, Inc.	232,520
3,656		CME Group, Inc.	651,536
849		Comerica, Inc.	29,596
6,344		Discover Financial Services	272,602
1,820		E*Trade Financial Corp.	73,910
309		Everest Re Group Ltd.	53,497
5,881		Fifth Third Bancorp	109,916
475		First Republic Bank	49,538
2,242		Franklin Resources, Inc.	42,239
571		Gallagher (Arthur J.) & Co.	44,824
709		Globe Life, Inc.	58,379
3,157		Goldman Sachs Group, Inc.	579,057
24,788		Huntington Bancshares, Inc.	229,041
5,506		Intercontinental Exchange, Inc.	492,512
32,186		JPMorgan Chase & Co.	3,082,131
9,675		KeyCorp	112,714
5,671		Lincoln National Corp.	201,150
2,022		Loews Corp.	70,083
1,577		M & T Bank Corp.	176,750
71		Marketaxess Holdings, Inc.	32,306
4,011		Marsh & McLennan Cos., Inc.	390,391
11,878		MetLife, Inc.	428,558
1,638		Moody’s Corp.	399,508
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Financials—continued
11,408		Morgan Stanley	$449,817
492		MSCI, Inc., Class A	160,884
933		NASDAQ, Inc.	102,322
2,357		Northern Trust Corp.	186,580
5,581		People’s United Financial, Inc.	70,823
4,297		PNC Financial Services Group	458,361
1,961		Principal Financial Group, Inc.	71,400
6,244		Progressive Corp., OH	482,661
3,714		Prudential Financial, Inc.	231,642
960		Raymond James Financial, Inc.	63,283
9,749		Regions Financial Corp.	104,802
2,622		S&P Global, Inc.	767,931
3,369		State Street Corp.	212,382
12,948		Synchrony Financial	256,241
2,348		T. Rowe Price Group, Inc.	271,499
698		The Hartford Financial Services Group, Inc.	26,517
2,746		The Travelers Cos., Inc.	277,923
10,382		Truist Financial Corp.	387,456
14,276		U.S. Bancorp	521,074
10,136		Unum Group	176,873
39,126		Wells Fargo & Co.	1,136,610
712		Willis Towers Watson PLC	126,942
5,926		Zions Bancorporation, N.A.	187,321
		TOTAL	26,251,216
		Health Care—14.7%
17,033		Abbott Laboratories	1,568,569
15,129		AbbVie, Inc.	1,243,604
491	[2]	Abiomed, Inc.	93,904
1,634		Agilent Technologies, Inc.	125,262
2,195	[2]	Alexion Pharmaceuticals, Inc.	235,897
1,376	[2]	Align Technology, Inc.	295,634
4,007		Allergan PLC	750,671
1,291		AmerisourceBergen Corp.	115,751
6,038		Amgen, Inc.	1,444,410
2,719		Anthem, Inc.	763,305
5,553		Baxter International, Inc.	492,995
2,900		Becton Dickinson & Co.	732,337
2,245	[2]	Biogen, Inc.	666,383
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
14,948	[2]	Boston Scientific Corp.	$560,251
23,962		Bristol-Myers Squibb Co.	1,457,129
5,431		Cardinal Health, Inc.	268,726
4,306	[2]	Centene Corp.	286,693
2,888		Cerner Corp.	200,398
3,718		CIGNA Corp.	727,910
462		Cooper Cos., Inc.	132,455
13,451		CVS Health Corp.	827,909
6,621		Danaher Corp.	1,082,269
2,454	[2]	Davita, Inc.	193,891
2,046		Dentsply Sirona, Inc.	86,832
2,080	[2]	Edwards Lifesciences Corp.	452,400
8,677		Eli Lilly & Co.	1,341,811
14,496		Gilead Sciences, Inc.	1,217,664
3,943		HCA Healthcare, Inc.	433,257
1,337	[2]	Henry Schein, Inc.	72,947
3,026	[2]	Hologic, Inc.	151,603
1,736		Humana, Inc.	662,840
871	[2]	IDEXX Laboratories, Inc.	241,790
1,108	[2]	Illumina, Inc.	353,485
3,100	[2]	Incyte Genomics, Inc.	302,746
952	[2]	Intuitive Surgical, Inc.	486,358
1,656	[2]	IQVIA Holdings, Inc.	236,129
27,383		Johnson & Johnson	4,108,545
825	[2]	Laboratory Corp. of America Holdings	135,671
1,504		McKesson Corp.	212,440
13,975		Medtronic PLC	1,364,379
26,319		Merck & Co., Inc.	2,088,149
260	[2]	Mettler-Toledo International, Inc.	187,184
4,594	[2]	Mylan NV	77,041
1,074		PerkinElmer, Inc.	97,229
1,150		Perrigo Co. PLC	61,295
53,676		Pfizer, Inc.	2,059,011
1,128		Quest Diagnostics, Inc.	124,204
811	[2]	Regeneron Pharmaceuticals, Inc.	426,489
1,331		ResMed, Inc.	206,731
855		STERIS PLC	121,838
2,598		Stryker Corp.	484,345
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Health Care—continued
69		Teleflex, Inc.	$23,143
4,195		Thermo Fisher Scientific, Inc.	1,403,983
9,731		UnitedHealth Group, Inc.	2,846,026
1,932		Universal Health Services, Inc., Class B	204,193
2,616	[2]	Vertex Pharmaceuticals, Inc.	657,139
86	[2]	Waters Corp.	16,082
2,104		Zimmer Biomet Holdings, Inc.	251,849
4,721		Zoetis, Inc.	610,473
		TOTAL	38,073,654
		Industrials—7.7%
6,066		3M Co.	921,547
4,900		Alaska Air Group, Inc.	159,348
713		Allegion PLC	71,685
2,103		Ametek, Inc.	176,379
4,858		Boeing Co.	685,075
1,211		C.H. Robinson Worldwide, Inc.	85,860
8,613	[2]	Carrier Global Corp.	152,536
5,799		Caterpillar, Inc.	674,888
1,469		Cintas Corp.	325,868
594	[2]	Copart, Inc.	47,585
7,900		CSX Corp.	523,217
1,495		Cummins, Inc.	244,433
3,286		Deere & Co.	476,667
5,170		Delta Air Lines, Inc.	133,955
1,221		Dover Corp.	114,347
5,746		Eaton Corp. PLC	479,791
6,002		Emerson Electric Co.	342,294
1,067		Equifax, Inc.	148,206
1,492		Expeditors International Washington, Inc.	106,835
2,586		Fastenal Co.	93,665
1,608		FedEx Corp.	203,846
1,101		Flowserve Corp.	31,015
3,205		Fortive Corp.	205,120
1,638		Fortune Brands Home & Security, Inc.	78,952
1,504		General Dynamics Corp.	196,452
89,629		General Electric Co.	609,477
7,401		Honeywell International, Inc.	1,050,202
3,262		Howmet Aerospace, Inc.	42,634
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
637		Hunt (J.B.) Transportation Services, Inc.	$64,413
1,056		Huntington Ingalls Industries, Inc.	202,129
910		IDEX Corp.	139,803
2,347		IHS Markit Ltd.	157,953
3,089		Illinois Tool Works, Inc.	501,963
3,135	[2]	Ingersoll-Rand, Inc.	91,166
7,148		Johnson Controls International PLC	208,078
853		Kansas City Southern Industries, Inc.	111,359
2,332		L3Harris Technologies Inc.	451,708
2,639		Lockheed Martin Corp.	1,026,729
3,148		Masco Corp.	129,194
4,557		Nielsen Holdings PLC	67,125
2,586		Norfolk Southern Corp.	442,465
1,993		Northrop Grumman Corp.	659,025
1,827		Old Dominion Freight Lines, Inc.	265,445
4,306	[2]	Otis Worldwide Corp.	219,218
3,381		PACCAR, Inc.	234,067
2,236		Parker-Hannifin Corp.	353,556
744		Quanta Services, Inc.	27,052
15,699		Raytheon Technologies Corp.	1,017,452
1,992		Republic Services, Inc.	156,053
1,488		Robert Half International, Inc.	70,338
1,291		Rockwell Automation, Inc.	244,619
1,820		Rollins, Inc.	72,800
705		Roper Technologies, Inc.	240,426
1,727		Smith (A.O.) Corp.	73,190
4,773		Southwest Airlines Co.	149,156
1,453		Stanley Black & Decker Inc.	160,121
6,922		Textron Inc.	182,464
3,842		Trane Technologies plc	335,868
193		Transdigm Group, Inc.	70,074
7,126		Union Pacific Corp.	1,138,664
1,614	[2]	United Airlines Holdings, Inc.	47,742
7,172		United Parcel Service, Inc.	678,902
1,762	[2]	United Rentals, Inc.	226,417
1,787		Verisk Analytics, Inc.	273,107
444		W.W. Grainger, Inc.	122,358
4,164		Wabtec Corp.	234,933
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Industrials—continued
5,174		Waste Management, Inc.	$517,503
1,916		Xylem, Inc.	137,760
		TOTAL	19,884,274
		Information Technology—24.8%
6,698		Accenture PLC	1,240,403
5,023	[2]	Adobe, Inc.	1,776,334
11,980	[2]	Advanced Micro Devices, Inc.	627,632
1,600	[2]	Akamai Technologies, Inc.	156,336
338		Alliance Data Systems Corp.	16,924
3,348		Amphenol Corp., Class A	295,494
4,031		Analog Devices, Inc.	441,798
792	[2]	Ansys, Inc.	207,369
43,117		Apple, Inc.	12,667,775
9,378		Applied Materials, Inc.	465,899
572	[2]	Arista Networks, Inc.	125,440
2,973	[2]	Autodesk, Inc.	556,337
3,606		Automatic Data Processing, Inc.	528,964
4,124		Broadcom, Inc.	1,120,161
1,198		Broadridge Financial Solutions	138,968
1,245	[2]	Cadence Design Systems, Inc.	101,007
1,313		CDW Corp.	145,480
44,219		Cisco Systems, Inc.	1,874,001
330		Citrix Systems, Inc.	47,853
3,401		Cognizant Technology Solutions Corp.	197,326
2,713		Corning, Inc.	59,713
9,641		DXC Technology Co.	174,791
697	[2]	F5 Networks, Inc.	97,064
6,177		Fidelity National Information Services, Inc.	814,685
5,662	[2]	Fiserv, Inc.	583,526
923	[2]	FleetCor Technologies Inc.	222,674
4,271		FLIR Systems, Inc.	185,361
1,467	[2]	Fortinet Inc.	158,055
962	[2]	Gartner, Inc., Class A	114,295
2,959		Global Payments, Inc.	491,253
754		Henry Jack & Associates, Inc.	123,317
11,962		Hewlett Packard Enterprise Co.	120,338
22,097		HP, Inc.	342,724
10,149		IBM Corp.	1,274,308
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Information Technology—continued
45,313		Intel Corp.	$2,717,874
2,781		Intuit, Inc.	750,342
3,958		Juniper Networks, Inc.	85,493
1,783	[2]	Keysight Technologies, Inc.	172,541
1,646		KLA Corp.	270,092
1,448		Lam Research Corp.	369,645
1,108		Leidos Holdings, Inc.	109,481
9,112		Mastercard, Inc.	2,505,527
615		Maxim Integrated Products, Inc.	33,813
2,633		Microchip Technology, Inc.	230,993
11,363	[2]	Micron Technology, Inc.	544,174
79,567		Microsoft Corp.	14,259,202
2,573		Motorola, Inc.	370,023
5,115		NortonLifeLock, Inc.	108,796
6,303		NVIDIA Corp.	1,842,241
20,203		Oracle Corp.	1,070,153
5,054		Paychex, Inc.	346,300
469	[2]	Paycom Software, Inc.	122,418
12,316	[2]	PayPal Holdings, Inc.	1,514,868
2,532	[2]	Qorvo, Inc.	248,212
13,405		Qualcomm, Inc.	1,054,571
9,245	[2]	Salesforce.com, Inc.	1,497,228
2,220		Seagate Technology PLC	110,889
2,335	[2]	ServiceNow, Inc.	820,846
1,728		Skyworks Solutions, Inc.	179,505
685	[2]	Synopsys, Inc.	107,627
3,111		TE Connectivity Ltd.	228,534
9,861		Texas Instruments, Inc.	1,144,566
1,094	[2]	Verisign, Inc.	229,182
17,583		Visa, Inc., Class A	3,142,434
2,923		Western Digital Corp.	134,692
3,237		Western Union Co.	61,730
7,903		Xerox Holdings Corp.	144,546
1,236		Xilinx, Inc.	108,026
		TOTAL	64,130,169
		Materials—2.4%
2,270		Air Products & Chemicals, Inc.	512,067
16,197		Amcor PLC	145,287
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Materials—continued
871		Avery Dennison Corp.	$96,150
5,183		Ball Corp.	339,953
1,563		Celanese Corp.	129,838
2,205		CF Industries Holdings, Inc.	60,638
3,041		Corteva, Inc.	79,644
7,839		Dow, Inc.	287,613
5,015		DuPont de Nemours, Inc.	235,805
3,491		Eastman Chemical Co.	211,240
2,729		Ecolab, Inc.	528,061
1,099		FMC Corp.	100,998
1,106		International Flavors & Fragrances, Inc.	144,919
7,810		International Paper Co.	267,492
6,189		Linde PLC	1,138,714
2,749		LyondellBasell Industries N.V.	159,305
607		Martin Marietta Materials	115,470
8,699		Newmont Corp.	517,417
2,479		Nucor Corp.	102,110
861		Packaging Corp. of America	83,216
3,722		PPG Industries, Inc.	338,069
1,249		Sealed Air Corp.	35,709
862		Sherwin-Williams Co.	462,351
1,484		Vulcan Materials Co.	167,647
1,867		WestRock Co.	60,099
		TOTAL	6,319,812
		Real Estate—2.9%
457		Alexandria Real Estate Equities, Inc.	71,790
4,598		American Tower Corp.	1,094,324
1,303		Apartment Investment & Management Co., Class A	49,084
1,424		Avalonbay Communities, Inc.	232,041
1,508		Boston Properties, Inc.	146,547
3,017	[2]	CBRE Group, Inc.	129,520
4,180		Crown Castle International Corp.	666,417
2,745		Digital Realty Trust, Inc.	410,350
185		Duke Realty Corp.	6,420
869		Equinix, Inc.	586,749
5,619		Equity Residential Properties Trust	365,572
1,240		Essex Property Trust, Inc.	302,684
1,378		Extra Space Storage, Inc.	121,595
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Real Estate—continued
5,313		Healthpeak Properties, Inc.	$138,882
16,852		Host Hotels & Resorts, Inc.	207,448
3,492		Kimco Realty Corp.	38,098
2,355		Mid-American Apartment Communities, Inc.	263,572
7,377		ProLogis Inc.	658,250
1,626		Public Storage	301,542
3,822		Realty Income Corp.	209,904
1,963		Regency Centers Corp.	86,195
1,596		SBA Communications, Corp.	462,712
5,088		Simon Property Group, Inc.	339,726
822		SL Green Realty Corp.	43,607
3,058		UDR, Inc.	114,583
4,103		Ventas, Inc.	132,732
1,884		Welltower, Inc.	96,517
6,919		Weyerhaeuser Co.	151,319
		TOTAL	7,428,180
		Utilities—3.2%
6,535		AES Corp.	86,589
2,644		Alliant Energy Corp.	128,366
2,714		Ameren Corp.	197,443
5,204		American Electric Power Co., Inc.	432,504
2,877		American Water Works Co., Inc.	350,102
50		Atmos Energy Corp.	5,098
4,973		CMS Energy Corp.	283,909
3,552		Consolidated Edison Co.	279,898
8,828		Dominion Energy, Inc.	680,904
2,228		DTE Energy Co.	231,133
6,070		Duke Energy Corp.	513,886
1,626		Edison International	95,462
1,816		Entergy Corp.	173,446
2,081		Evergy, Inc.	121,593
3,053		EverSource Energy	246,377
10,310		Exelon Corp.	382,295
5,775		FirstEnergy Corp.	238,334
5,560		NextEra Energy, Inc.	1,285,027
8,641		NiSource, Inc.	216,976
2,839		NRG Energy, Inc.	95,192
8,636		PPL Corp.	219,527
Semi-Annual Shareholder Report

Shares			Value
	[1]	COMMON STOCKS—continued
		Utilities—continued
7,799		Public Service Enterprises Group, Inc.	$395,487
2,831		Sempra Energy	350,619
10,444		Southern Co.	592,488
3,281		WEC Energy Group, Inc.	297,095
5,769		Xcel Energy, Inc.	366,678
		TOTAL	8,266,428
		TOTAL COMMON STOCKS (IDENTIFIED COST $69,905,817)	249,737,356
		INVESTMENT COMPANY—3.4%
8,772,251		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.66%[3] (IDENTIFIED COST $8,768,714)	8,775,760
		TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $78,674,531)[4]	258,513,116
		OTHER ASSETS AND LIABILITIES - NET—0.2%[5]	531,960
		TOTAL NET ASSETS—100%	$259,045,076
At April 30, 2020, the Fund had the following outstanding futures contracts.
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
2S&P 500 E-Mini Long Futures	64	$9,288,000	June 2020	$1,094,572
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Manager or an affiliate of the Manager. Transactions with affiliated fund holdings during the period ended April 30, 2020, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2019	5,039,404
Purchases/Additions	57,623,306
Sales/Reductions	(53,890,459)
Balance of Shares Held 4/30/2020	8,772,251
Value	$8,775,760
Change in Unrealized Appreciation/Depreciation	$6,338
Net Realized Gain/(Loss)	$(6,826)
Dividend Income	$65,945
Semi-Annual Shareholder Report

1	The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the S&P 500 Index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $9,288,000 at April 30, 2020, which represents 3.6% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P 500 Index is 100.0%.
2	Non-income-producing security.
3	7-day net yield.
4	Also represents cost of investments for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2020, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.
See Notes which are an integral part of the Financial Statements.
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$9.91	$12.74	$15.09	$14.54	$16.06	$17.27
Income From Investment Operations:
Net investment income	0.03[1]	0.06[1]	0.06[1]	0.09	0.11	0.11
Net realized and unrealized gain (loss)	(0.33)	1.03	0.75	2.75	0.32	0.51
TOTAL FROM INVESTMENT OPERATIONS	(0.30)	1.09	0.81	2.84	0.43	0.62
Less Distributions:
Distributions from net investment income	(0.04)	(0.06)	(0.07)	(0.09)	(0.11)	(0.11)
Distributions from net realized gain	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)
TOTAL DISTRIBUTIONS	(1.41)	(3.92)	(3.16)	(2.29)	(1.95)	(1.83)
Net Asset Value, End of Period	$8.20	$9.91	$12.74	$15.09	$14.54	$16.06
Total Return[2]	(3.95)%	12.59%	6.09%	22.22%	3.19%	3.71%
Ratios to Average Net Assets:
Net expenses	1.42%[3]	1.41%	1.41%	1.42%	1.42%	1.42%
Net investment income	0.62%[3]	0.61%	0.48%	0.60%	0.75%	0.61%
Expense waiver/reimbursement[4]	0.11%[3]	0.10%	0.06%	0.05%	0.05%	0.04%
Supplemental Data:
Net assets, end of period (000 omitted)	$31,163	$35,742	$37,324	$41,904	$36,956	$40,273
Portfolio turnover	14%	32%	30%	31%	31%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.12	$12.92	$15.27	$14.68	$16.19	$17.39
Income From Investment Operations:
Net investment income	0.04[1]	0.09[1]	0.10[1]	0.12	0.15	0.16
Net realized and unrealized gain (loss)	(0.33)	1.06	0.74	2.80	0.34	0.52
TOTAL FROM INVESTMENT OPERATIONS	(0.29)	1.15	0.84	2.92	0.49	0.68
Less Distributions:
Distributions from net investment income	(0.05)	(0.09)	(0.10)	(0.13)	(0.16)	(0.16)
Distributions from net realized gain	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)
TOTAL DISTRIBUTIONS	(1.42)	(3.95)	(3.19)	(2.33)	(2.00)	(1.88)
Net Asset Value, End of Period	$8.41	$10.12	$12.92	$15.27	$14.68	$16.19
Total Return[2]	(3.72)%	13.00%	6.31%	22.65%	3.56%	4.05%
Ratios to Average Net Assets:
Net expenses	1.11%[3]	1.08%	1.11%	1.11%	1.10%	1.10%
Net investment income	0.93%[3]	0.94%	0.79%	0.92%	1.07%	0.93%
Expense waiver/reimbursement[4]	0.13%[3]	0.11%	0.07%	0.07%	0.08%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,885	$38,142	$41,765	$47,867	$47,998	$45,190
Portfolio turnover	14%	32%	30%	31%	31%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.31	$13.09	$15.42	$14.80	$16.31	$17.50
Income From Investment Operations:
Net investment income	0.08[1]	0.16[1]	0.21[1]	0.25	0.28	0.27
Net realized and unrealized gain (loss)	(0.35)	1.08	0.75	2.80	0.31	0.54
TOTAL FROM INVESTMENT OPERATIONS	(0.27)	1.24	0.96	3.05	0.59	0.81
Less Distributions:
Distributions from net investment income	(0.08)	(0.16)	(0.20)	(0.23)	(0.26)	(0.28)
Distributions from net realized gain	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)
TOTAL DISTRIBUTIONS	(1.45)	(4.02)	(3.29)	(2.43)	(2.10)	(2.00)
Net Asset Value, End of Period	$8.59	$10.31	$13.09	$15.42	$14.80	$16.31
Total Return[2]	(3.35)%	13.76%	7.16%	23.55%	4.30%	4.87%
Ratios to Average Net Assets:
Net expenses	0.36%[3]	0.36%	0.36%	0.36%	0.35%	0.35%
Net investment income	1.68%[3]	1.66%	1.56%	1.67%	1.82%	1.68%
Expense waiver/reimbursement[4]	0.15%[3]	0.13%	0.11%	0.08%	0.09%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$115,363	$133,835	$137,792	$201,836	$208,577	$257,742
Portfolio turnover	14%	32%	30%	31%	31%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2020	Year Ended October 31,
		2019	2018	2017	2016	2015
Net Asset Value, Beginning of Period	$10.14	$12.94	$15.28	$14.69	$16.20	$17.40
Income From Investment Operations:
Net investment income	0.06[1]	0.13[1]	0.16[1]	0.17	0.21	0.21
Net realized and unrealized gain (loss)	(0.33)	1.06	0.75	2.81	0.34	0.54
TOTAL FROM INVESTMENT OPERATIONS	(0.27)	1.19	0.91	2.98	0.55	0.75
Less Distributions:
Distributions from net investment income	(0.07)	(0.13)	(0.16)	(0.19)	(0.22)	(0.23)
Distributions from net realized gain	(1.37)	(3.86)	(3.09)	(2.20)	(1.84)	(1.72)
TOTAL DISTRIBUTIONS	(1.44)	(3.99)	(3.25)	(2.39)	(2.06)	(1.95)
Net Asset Value, End of Period	$8.43	$10.14	$12.94	$15.28	$14.69	$16.20
Total Return[2]	(3.47)%	13.41%	6.85%	23.14%	4.01%	4.52%
Ratios to Average Net Assets:
Net expenses	0.66%[3]	0.66%	0.66%	0.66%	0.65%	0.65%
Net investment income	1.39%[3]	1.36%	1.24%	1.39%	1.52%	1.38%
Expense waiver/reimbursement[4]	0.41%[3]	0.39%	0.35%	0.35%	0.36%	0.35%
Supplemental Data:
Net assets, end of period (000 omitted)	$79,634	$107,852	$110,443	$144,226	$180,503	$218,171
Portfolio turnover	14%	32%	30%	31%	31%	31%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2020 (unaudited)
Assets:
Investment in securities, at value including $8,775,760 of investment in an affiliated holding* (identified cost $78,674,531)		$258,513,116
Due from broker		744,000
Income receivable		213,280
Receivable for shares sold		194,464
Receivable for investments sold		29,038
Income receivable from an affiliated holding		4,628
Prepaid expenses		2,713
TOTAL ASSETS		259,701,239
Liabilities:
Payable for shares redeemed	$198,612
Payable for investments purchased	28,282
Payable for variation margin on futures contracts	120,618
Payable for portfolio accounting fees	138,924
Payable for transfer agent fees (Note 2)	55,773
Payable for custodian fees	47,712
Payable for distribution services fee (Note 5)	33,832
Payable for other service fees (Notes 2 and 5)	30,870
Payable for management fee (Note 5)	1,540
TOTAL LIABILITIES		656,163
Net assets for 30,596,108 shares outstanding		$259,045,076
Net Assets Consists of:
Paid-in capital		$49,939,248
Total distributable earnings		209,105,828
TOTAL NET ASSETS		$259,045,076
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class C Shares:
Net asset value per share ($31,162,735 ÷ 3,799,461 shares outstanding) no par value, unlimited shares authorized	$8.20
Offering price per share	$8.20
Redemption proceeds per share (99.00/100 of $8.20)	$8.12
Class R Shares:
Net asset value per share ($32,885,187 ÷ 3,911,616 shares outstanding) no par value, unlimited shares authorized	$8.41
Offering price per share	$8.41
Redemption proceeds per share	$8.41
Institutional Shares:
Net asset value per share ($115,363,253 ÷ 13,435,246 shares outstanding) no par value, unlimited shares authorized	$8.59
Offering price per share	$8.59
Redemption proceeds per share	$8.59
Service Shares:
Net asset value per share ($79,633,901 ÷ 9,449,785 shares outstanding) no par value, unlimited shares authorized	$8.43
Offering price per share	$8.43
Redemption proceeds per share	$8.43
*	See information listed after the Fund’s Portfolio of Investments
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2020 (unaudited)
Investment Income:
Dividends (including $65,945 received from an affiliated holding* and net of foreign taxes withheld of $1,074)			$2,926,817
Expenses:
Management fee (Note 5)		$429,153
Custodian fees		18,562
Transfer agent fees (Note 2)		159,248
Directors’/Trustees’ fees (Note 5)		2,599
Auditing fees		13,526
Legal fees		5,712
Distribution services fee (Note 5)		353,028
Other service fees (Notes 2 and 5)		153,599
Portfolio accounting fees		72,991
Share registration costs		33,371
Printing and postage		14,831
Miscellaneous (Note 5)		33,814
TOTAL EXPENSES		1,290,434
Waivers, Reimbursements and Reduction:
Waiver/reimbursement of management fee (Note 5)	$(153,353)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(166,040)
Reduction of custodian fees (Note 6)	(186)
TOTAL WAIVERS, REIMBURSEMENTS AND REDUCTION		(319,579)
Net expenses			970,855
Net investment income			$1,955,962
Semi-Annual Shareholder Report

Statement of Operations–continued
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized loss of $(6,826) on sales of investments in an affiliated holding*)	$32,693,364
Net realized loss on futures contracts	(1,535,678)
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $6,338 of investments in an affiliated holding*)	(43,269,514)
Net change in unrealized appreciation of futures contracts	1,031,885
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	(11,079,943)
Change in net assets resulting from operations	$(9,123,981)
*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2020	Year Ended 10/31/2019
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,955,962	$4,302,258
Net realized gain	31,157,686	40,702,928
Net change in unrealized appreciation/depreciation	(42,237,629)	(5,269,748)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(9,123,981)	39,735,438
Distributions to Shareholders:
Class C Shares	(5,000,420)	(11,464,301)
Class R Shares	(5,328,522)	(12,531,865)
Institutional Shares	(19,138,062)	(42,273,684)
Service Shares	(13,097,367)	(34,219,634)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(42,564,371)	(100,489,484)
Share Transactions:
Proceeds from sale of shares	25,406,812	48,431,580
Net asset value of shares issued to shareholders in payment of distributions declared	41,218,276	96,301,169
Cost of shares redeemed	(71,462,892)	(95,731,113)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(4,837,804)	49,001,636
Change in net assets	(56,526,156)	(11,752,410)
Net Assets:
Beginning of period	315,571,232	327,323,642
End of period	$259,045,076	$315,571,232
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2020 (unaudited)
1. ORGANIZATION
Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of two portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class C Shares, Class R Shares, Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and performance of publicly traded common stocks comprising the Standard & Poor’s 500 Index (S&P 500).
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Index Trust and Federated Hermes Max-Cap Index Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Manager”) and certain of the Manager’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Manager based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Manager determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
Semi-Annual Shareholder Report

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Manager and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid quarterly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers, reimbursements and reduction of $319,579 is disclosed in various locations in this Note 2, Note 5 and Note 6. For the six months ended April 30, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class C Shares	$15,157	$—
Class R Shares	55,031	(3,626)
Institutional Shares	48,084	(25,726)
Service Shares	40,976	(25,042)
TOTAL	$159,248	$(54,394)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Semi-Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class C Shares, Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended April 30, 2020, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class C Shares	$42,254
Service Shares	111,345
TOTAL	$153,599
For the six months ended April 30, 2020, the Fund’s Institutional Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2020, tax years 2016 through 2019 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage cash flows, maintain exposure to the S&P 500 Index and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based
Semi-Annual Shareholder Report

upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long contracts held by the Fund throughout the period was $8,476,373. This is based on amounts held as of each month-end throughout the six month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund’s NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Manager. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Semi-Annual Shareholder Report

Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of April 30, 2020, the Fund has no outstanding securities on loan.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Payable for variation margin	$(1,094,572)*
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2020
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	(1,535,678)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Equity Contracts	1,031,885
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	208,164	$1,772,710	433,017	$4,036,702
Shares issued to shareholders in payment of distributions declared	538,723	4,728,789	1,231,079	10,855,403
Shares redeemed	(555,549)	(4,840,758)	(986,588)	(9,168,746)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	191,338	$1,660,741	677,508	$5,723,359

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	579,298	$4,844,068	921,790	$8,857,701
Shares issued to shareholders in payment of distributions declared	584,060	5,254,749	1,314,903	11,847,715
Shares redeemed	(1,021,226)	(8,736,238)	(1,698,885)	(16,420,616)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	142,132	$1,362,579	537,808	$4,284,800

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,301,525	$12,309,012	2,414,223	$22,746,339
Shares issued to shareholders in payment of distributions declared	1,999,387	18,329,057	4,329,927	39,806,967
Shares redeemed	(2,848,944)	(25,803,627)	(4,290,099)	(41,198,994)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	451,968	$4,834,442	2,454,051	$21,354,312

	Six Months Ended 4/30/2020		Year Ended 10/31/2019
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	744,536	$6,481,022	1,318,157	$12,790,838
Shares issued to shareholders in payment of distributions declared	1,433,977	12,905,681	3,737,227	33,791,084
Shares redeemed	(3,363,128)	(32,082,269)	(2,955,644)	(28,942,757)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(1,184,615)	$(12,695,566)	2,099,740	$17,639,165
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(399,177)	$(4,837,804)	5,769,107	$49,001,636
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At April 30, 2020, the cost of investments for federal tax purposes was $78,674,531. The net unrealized appreciation of investments for federal tax purposes was $180,933,157. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $183,401,394 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,468,237. The amounts presented are inclusive of derivative contracts.
5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Management Fee
The management agreement between the Fund and the Manager provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Manager may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, the Manager voluntarily waived $150,355 of its fee.
The Manager has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2020, the Manager reimbursed $2,998.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares, Class R Shares and Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class C Shares	0.75%
Class R Shares	0.50%
Service Shares	0.30%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$126,922	$—
Class R Shares	91,226	—
Service Shares	134,880	(111,646)
TOTAL	$353,028	$(111,646)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended April 30, 2020, FSC retained $69,795 of fees paid by the Fund.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended April 30, 2020, FSC retained $530 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended April 30, 2020, FSSC received $2,222 of the other service fees disclosed in Note 2.
Expense Limitation
The Manager and certain of its affiliates (which may include FSC and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class C Shares, Class R Shares, Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.44%, 1.11%, 0.36% and 0.66% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Manager and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Manager which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to reduce custody expenses. For the six months ended April 30, 2020, the Fund’s expenses were reduced by $186 under these arrangements.
7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2020, were as follows:
Purchases	$39,516,224
Sales	$89,853,437
Semi-Annual Shareholder Report

8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of April 30, 2020, the Fund had no outstanding loans. During the six months ended April 30, 2020, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2020, there were no outstanding loans. During the six months ended April 30, 2020, the program was not utilized.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 11/1/2019	Ending Account Value 4/30/2020	Expenses Paid During Period[1]
Actual:
Class C Shares	$1,000	$960.50	$6.92
Class R Shares	$1,000	$962.80	$5.42
Institutional Shares	$1,000	$966.50	$1.76
Service Shares	$1,000	$965.30	$3.23
Hypothetical (assuming a 5% return before expenses):
Class C Shares	$1,000	$1,017.80	$7.12
Class R Shares	$1,000	$1,019.34	$5.57
Institutional Shares	$1,000	$1,023.07	$1.81
Service Shares	$1,000	$1,021.58	$3.32
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class C Shares	1.42%
Class R Shares	1.11%
Institutional Shares	0.36%
Service Shares	0.66%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2019
federated max-cap index fund (the “Fund”)
At its meetings in May 2019, the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund’s investment advisory contract for an additional one-year term. The Board’s decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2019 meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in deciding to approve the continuation of the investment advisory contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer,” prior to the elimination of the Senior Officer position in December 2017.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other
Semi-Annual Shareholder Report

advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board’s approval of the Fund’s investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund’s investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Equity Management Company of Pennsylvania (the “Adviser”) and its affiliates (collectively, “Federated”) on matters relating to the funds advised by Federated (each, a “Federated Fund”). The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board’s formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board’s consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense
Semi-Annual Shareholder Report

structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the Federated Funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated’s responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Funds and/or Federated are responding to them. The Board’s evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated Funds (e.g., institutional separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund’s investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience, track record, financial resources, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the investment research and company engagement capabilities of the Adviser and its affiliates. The Board also noted the compliance program of the
Semi-Annual Shareholder Report

Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser’s commitment to respond to rulemaking initiatives of the SEC. The Fund’s ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board considered detailed investment reports on the Fund’s performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Peer Group.
For the periods covered by the CCO Fee Evaluation Report, the Fund’s performance for the one-year and three-year periods was above the median of the relevant Peer Group and the Fund’s performance was at median of the relevant Peer Group for the five-year period.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund’s investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated Funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated’s subsidiaries for providing other services to the Federated Funds under separate contracts (e.g., for serving as the Federated funds’ administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated Fund trades. In addition, the Board considered the fact that, in order for a Federated Fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Fund investors and/or indicated to the Board
Semi-Annual Shareholder Report

their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated’s previous reductions in contractual management fees to certain Federated Funds in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated’s profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated has made significant and long-term investments in areas that support all of the Federated Funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these investments (as well as any economies of scale, should they exist) were likely to be shared with the Federated Fund family as a whole. The Board noted that Federated’s investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed potential economies of scale to be shared with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated Fund’s assets decline. Federated, as it does throughout the year, and specifically in connection with the Board’s review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints,
Semi-Annual Shareholder Report

or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund’s investment advisory contract. The CCO also recognized that the Board’s evaluation of the Federated Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board’s decision to approve the continuation of the contract reflects its view that Federated’s performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Max-Cap Index Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420E502
CUSIP 31420E809
CUSIP 31420E106
CUSIP 31420E403
2052905 (6/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Index Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 22, 2020

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 22, 2020